[JANUS HENDERSON LOGO]
Janus Henderson Money Market Fund
Ticker:	JAMXX	Class T Shares
Summary Prospectus dated October 28, 2025
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objectives
Janus Henderson Money Market Fund seeks capital preservation and liquidity with current income as a secondary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees	0.20%
Other Expenses(1)	0.29%
Total Annual Fund Operating Expenses	0.49%

(1)
Restated to reflect a contractual reduction in administration fees effective October 28, 2025.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class T Shares	$ 50	$ 157	$ 274	$ 616

Principal investment strategies
The Fund pursues its investment objectives by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes, and bonds. Obligations of financial institutions include certificates of deposit and time deposits. The Fund also intends to invest in repurchase agreements including those secured by U.S. Government agencies. Some government agencies backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way.
The Fund will:
•
invest in high-quality, short-term money market instruments that present minimal credit risks, as determined by the Adviser
•
invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
•
maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less

Principal investment risks
Money Market Risk. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your Shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation
1 | Janus Henderson Money Market Fund

or any other government agency. The Adviser is not required to reimburse the Fund for losses, and you should not expect that the Adviser will provide financial support to the Fund at any time, including during periods of market stress. Accordingly, if the value of Fund Shares were to fall below $1.00 per share, there is no guarantee that the Adviser or its affiliates would protect the Fund or redeeming shareholders against any loss of principal.
Liquidity Risk. The liquidity of the securities which the Fund holds may deteriorate rapidly due to credit events affecting one or more issuers or guarantors or due to general market conditions and a lack of willing buyers. In such cases, the Fund may have to accept a lower price or may be unable to sell a security. An inability to sell one or more securities may negatively affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Additionally, adverse market conditions impacting the trading of the value of money market instruments and/or an unusually high volume of redemption requests could cause the Fund to be unable to pay redemption proceeds within a short period of time. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain the value of your investment at $1.00 per share.
Credit Quality Risk. The value of the securities which the Fund holds may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations. The credit quality of the Fund’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could cause the Fund’s yield to fall or cause the value of the Fund’s Shares to fall below $1.00 per share.
Interest Rate Risk. Although the Fund seeks to invest only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of the changes in interest rates. Rising interest rates could cause the value of the Fund’s investments to decline, and a decline in interest rates is likely to cause the Fund’s yield to decline. During periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. Such low interest rate environments may prevent the Fund from providing a positive yield or could impair the Fund’s ability to maintain the value of your investment at $1.00 per share. Over time, the real value of the Fund’s yield may be eroded by inflation.
Retail Money Market Fund Risk. The Fund is classified as a “retail money market fund,” as such term is defined in or interpreted under the rules governing money market funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The Fund may impose a discretionary liquidity fee of up to 2% on Fund redemptions if the Fund’s Board of Trustees, or its delegate, determines that a liquidity fee is in the best interests of the Fund. The Board of Trustees has delegated liquidity fee determinations to the Adviser, subject to Board guidelines and oversight.
Market Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. For capital preservation and liquidity, the Fund may have a greater concentration in short-term securities including, but not limited to, investing up to all of its assets in overnight securities, which may result in a reduction of the Fund’s yield.
Collateral Risk. With respect to collateral received in repurchase transactions or other investments, the Fund may have significant exposure to financial services, mortgage markets, and government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on the Fund, including minimizing the value of any collateral.
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
2 | Janus Investment Fund

Commercial Paper Risk. Commercial paper is a debt obligation usually issued by corporations in order to finance their current operations. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investments in commercial paper are subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity.
Variable and Floating Rate Demand Notes Risk. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness. Demand features, which are often issued by third-party financial institutions, may shorten the life of a variable or floating rate security. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the third-party financial institutions supporting the Fund’s investments. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults and the third party is unable to fulfill its liquidity or guarantee demand feature obligations.
U.S. Government Securities Risk. Certain U.S. Government securities are not guaranteed or backed by the full faith and credit of the United States. For these securities, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.
Repurchase Agreement Risk. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter:	4th Quarter 2023	1.23%	Worst Quarter:	1st Quarter 2015	0.00%

Class T Shares’ year-to-date return as of the calendar quarter ended September 30, 2025 was 2.96%.
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Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class T Shares – Return Before Taxes	4.79%	2.15%	1.42%

The 7-day yield on December 31, 2024 was 4.09% for Janus Henderson Money Market Fund.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Andrew Forman is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since February 2025. Garrett Strum is Executive Vice President and Lead Portfolio Manager of the Fund, which he has managed or co-managed since May 2017.

Purchase and sale of Fund shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. The Fund reserves the right to involuntarily redeem Fund Shares in any account that are not beneficially owned by natural persons, after providing notice.
Minimum Investment Requirements
The minimum investment for Class T Shares is $2,500 per Fund account for non-retirement accounts and $500 per Fund account for certain tax-advantaged accounts or UTMA accounts. Shareholders who invest through financial intermediaries with supermarket and/or self-directed brokerage accounts that maintain omnibus accounts and charge asset-based service fees may not be subject to the $2,500 minimum investment requirement noted above.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
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[JANUS HENDERSON LOGO]
Janus Henderson Money Market Fund
Ticker:	JNMXX	Class D Shares
Summary Prospectus dated October 28, 2025
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.

Investment Objectives
Janus Henderson Money Market Fund seeks capital preservation and liquidity with current income as a secondary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.20%
Other Expenses(1)	0.19%
Total Annual Fund Operating Expenses	0.39%

(1)
Restated to reflect a contractual reduction in administration fees effective October 28, 2025.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 40	$ 125	$ 219	$ 493

Principal investment strategies
The Fund pursues its investment objectives by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes, and bonds. Obligations of financial institutions include certificates of deposit and time deposits. The Fund also intends to invest in repurchase agreements including those secured by U.S. Government agencies. Some government agencies backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way.
The Fund will:
•
invest in high-quality, short-term money market instruments that present minimal credit risks, as determined by the Adviser
•
invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
•
maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less

Principal investment risks
Money Market Risk. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your Shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation
1 | Janus Henderson Money Market Fund

or any other government agency. The Adviser is not required to reimburse the Fund for losses, and you should not expect that the Adviser will provide financial support to the Fund at any time, including during periods of market stress. Accordingly, if the value of Fund Shares were to fall below $1.00 per share, there is no guarantee that the Adviser or its affiliates would protect the Fund or redeeming shareholders against any loss of principal.
Liquidity Risk. The liquidity of the securities which the Fund holds may deteriorate rapidly due to credit events affecting one or more issuers or guarantors or due to general market conditions and a lack of willing buyers. In such cases, the Fund may have to accept a lower price or may be unable to sell a security. An inability to sell one or more securities may negatively affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Additionally, adverse market conditions impacting the trading of the value of money market instruments and/or an unusually high volume of redemption requests could cause the Fund to be unable to pay redemption proceeds within a short period of time. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain the value of your investment at $1.00 per share.
Credit Quality Risk. The value of the securities which the Fund holds may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations. The credit quality of the Fund’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could cause the Fund’s yield to fall or cause the value of the Fund’s Shares to fall below $1.00 per share.
Interest Rate Risk. Although the Fund seeks to invest only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of the changes in interest rates. Rising interest rates could cause the value of the Fund’s investments to decline, and a decline in interest rates is likely to cause the Fund’s yield to decline. During periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. Such low interest rate environments may prevent the Fund from providing a positive yield or could impair the Fund’s ability to maintain the value of your investment at $1.00 per share. Over time, the real value of the Fund’s yield may be eroded by inflation.
Retail Money Market Fund Risk. The Fund is classified as a “retail money market fund,” as such term is defined in or interpreted under the rules governing money market funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The Fund may impose a discretionary liquidity fee of up to 2% on Fund redemptions if the Fund’s Board of Trustees, or its delegate, determines that a liquidity fee is in the best interests of the Fund. The Board of Trustees has delegated liquidity fee determinations to the Adviser, subject to Board guidelines and oversight.
Market Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. For capital preservation and liquidity, the Fund may have a greater concentration in short-term securities including, but not limited to, investing up to all of its assets in overnight securities, which may result in a reduction of the Fund’s yield.
Collateral Risk. With respect to collateral received in repurchase transactions or other investments, the Fund may have significant exposure to financial services, mortgage markets, and government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on the Fund, including minimizing the value of any collateral.
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
2 | Janus Investment Fund

Commercial Paper Risk. Commercial paper is a debt obligation usually issued by corporations in order to finance their current operations. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investments in commercial paper are subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity.
Variable and Floating Rate Demand Notes Risk. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness. Demand features, which are often issued by third-party financial institutions, may shorten the life of a variable or floating rate security. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the third-party financial institutions supporting the Fund’s investments. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults and the third party is unable to fulfill its liquidity or guarantee demand feature obligations.
U.S. Government Securities Risk. Certain U.S. Government securities are not guaranteed or backed by the full faith and credit of the United States. For these securities, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.
Repurchase Agreement Risk. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter:	4th Quarter 2023	1.24%	Worst Quarter:	1st Quarter 2015	0.00%

Class D Shares’ year-to-date return as of the calendar quarter ended September 30, 2025 was 3.04%.
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Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class D Shares – Return Before Taxes	4.83%	2.17%	1.44%

The 7-day yield on December 31, 2024 was 4.19% for Janus Henderson Money Market Fund.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Andrew Forman is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since February 2025. Garrett Strum is Executive Vice President and Lead Portfolio Manager of the Fund, which he has managed or co-managed since May 2017.

Purchase and sale of Fund shares
Investments in the Fund are limited to accounts beneficially owned by natural persons. The Fund reserves the right to involuntarily redeem Fund Shares in any account that are not beneficially owned by natural persons, after providing notice.
Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$100
To open a new UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$100
To add to any existing type of Fund account without an automatic investment program	$50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
With respect to share classes not offered in this Prospectus, the Fund or its distributor (or its affiliates) pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
4 | Janus Investment Fund